CONSOLIDATED PROFIT AND LOSS ACCOUNT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement
Sales from operations	€ 76,575	€ 43,987	€ 69,881
Other income and revenues	1,196	960	1,160
REVENUES AND OTHER INCOME	77,771	44,947	71,041
Purchases, services and other	(55,549)	(33,551)	(50,874)
Net (impairments) reversals of trade and other receivables	(279)	(226)	(432)
Payroll and related costs	(2,888)	(2,863)	(2,996)
Other operating income (expense)	903	(766)	287
Depreciation and amortization	(7,063)	(7,304)	(8,106)
Net (impairments) reversals of tangible and intangible assets and right-of-use assets	(167)	(3,183)	(2,188)
Write-off of tangible and intangible assets	(387)	(329)	(300)
OPERATING PROFIT (LOSS)	12,341	(3,275)	6,432
Finance income	3,723	3,531	3,087
Finance expense	(4,216)	(4,958)	(4,079)
Net finance income (expense) from financial assets held for trading	11	31	127
Derivative financial instruments	(306)	351	(14)
FINANCE INCOME (EXPENSE)	(788)	(1,045)	(879)
Share of profit (loss) from equity-accounted investments	(1,091)	(1,733)	(88)
Other gain (loss) from investments	223	75	281
INCOME (EXPENSE) FROM INVESTMENTS	(868)	(1,658)	193
PROFIT (LOSS) BEFORE INCOME TAXES	10,685	(5,978)	5,746
Income taxes	(4,845)	(2,650)	(5,591)
PROFIT (LOSS)	5,840	(8,628)	155
Attributable to Eni	5,821	(8,635)	148
Attributable to non-controlling interest	€ 19	€ 7	€ 7
Earnings (loss) per share ( per share)
Basic	€ 1.61	€ (2.42)	€ 0.04
Diluted	€ 1.60	€ (2.42)	€ 0.04
Related parties
Statement
Sales from operations	€ 3,000	€ 1,164	€ 1,248
Other income and revenues	52	35	4
Purchases, services and other	(8,644)	(6,595)	(9,173)
Net (impairments) reversals of trade and other receivables	(6)	(6)	28
Payroll and related costs	(21)	(36)	(28)
Other operating income (expense)	735	13	19
Finance income	79	114	96
Finance expense	€ (46)	€ (26)	€ (36)